Goodwill and intangible assets (Detail 3) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 6,563
Balance at the end of the year	6,647
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,342
Additions	161
Disposals	(40)
Foreign currency translation	(71)
Balance at the end of the year	6,392
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	221
Additions	109
Disposals	(4)
Amortization	(62)
Impairment	(4)
Foreign currency translation	(5)
Balance at the end of the year	254
Global Wealth Management - Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,742
Disposals	(13)
Foreign currency translation	(8)
Balance at the end of the year	3,721
Global Wealth Management - Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	164
Additions	22
Disposals	0
Amortization	(44)
Impairment	0
Foreign currency translation	(4)
Balance at the end of the year	138
Global Wealth Management - ex Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,148
Additions	79
Foreign currency translation	(21)
Balance at the end of the year	1,206
Global Wealth Management - ex Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	25
Additions	86
Amortization	(6)
Impairment	0
Foreign currency translation	0
Balance at the end of the year	104
Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	35
Additions	82
Disposals	0
Foreign currency translation	(5)
Balance at the end of the year	112
Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	29
Disposals	(4)
Amortization	(10)
Impairment	(3)
Foreign currency translation	(1)
Balance at the end of the year	11
Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,418
Additions	0
Disposals	(27)
Foreign currency translation	(37)
Balance at the end of the year	1,354
Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1
Disposals	0
Amortization	(1)
Impairment	0
Foreign currency translation	0
Balance at the end of the year	0
Corporate Center - Services | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	2
Additions	1
Amortization	(2)
Foreign currency translation	0
Balance at the end of the year	1
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,563
Balance at the end of the year	6,647
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,342
Additions	161
Disposals	(40)
Foreign currency translation	(71)
Balance at the end of the year	6,392
UBS AG | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	221
Additions	109
Disposals	(4)
Amortization	(62)
Impairment	(4)
Foreign currency translation	(5)
Balance at the end of the year	254
UBS AG | Global Wealth Management - Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,742
Disposals	(13)
Foreign currency translation	(8)
Balance at the end of the year	3,721
UBS AG | Global Wealth Management - Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	164
Additions	22
Disposals	0
Amortization	(44)
Impairment	0
Foreign currency translation	(4)
Balance at the end of the year	138
UBS AG | Global Wealth Management - ex Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,148
Additions	79
Foreign currency translation	(21)
Balance at the end of the year	1,206
UBS AG | Global Wealth Management - ex Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	25
Additions	86
Amortization	(6)
Impairment	0
Foreign currency translation	0
Balance at the end of the year	104
UBS AG | Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	35
Additions	82
Disposals	0
Foreign currency translation	(5)
Balance at the end of the year	112
UBS AG | Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	29
Disposals	(4)
Amortization	(10)
Impairment	(3)
Foreign currency translation	(1)
Balance at the end of the year	11
UBS AG | Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,418
Additions	0
Disposals	(27)
Foreign currency translation	(37)
Balance at the end of the year	1,354
UBS AG | Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1
Disposals	0
Amortization	(1)
Impairment	0
Foreign currency translation	0
Balance at the end of the year	0
UBS AG | Corporate Center - Services | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	2
Additions	1
Amortization	(2)
Foreign currency translation	0
Balance at the end of the year	$ 1